SHARE CAPITAL AND RESERVES (Tables)	3 Months Ended
Jun. 30, 2025
SHARE CAPITAL AND RESERVES
Schedule of purchase options
	June 30, 2025		March 31, 2025
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	0.102	5,945,332	0.000	13,410,000
Cancelled	NA	-	0.116	(1,480,000)
Exercised	0.095	(133,332)	0.000	(6,214,668)
Expired	NA	-	0.120	(60,000)
Granted	0.680	100,000	0.670	290,000
Ending balance	0.143	5,912,000	0.102	5,945,332

Schedule of options outstanding
		Weighted Average	Number of	Number of
		Remaining Contractual	Options	Options
Exercise price	Expiry date	Life (periods)	Outstanding	Exercisable

$0.125	11-Apr-26	0.78	120,000	120,000
$0.105	22-Mar-29	3.73	5,100,000	5,100,000
$0.105	22-Mar-27	1.73	302,000	302,000
$0.670	4-Feb-30	4.60	290,000	203,000
$0.680	27-Jun-30	4.99	100,000	50,000
		3.63	5,912,000	5,775,000

Schedule of share purchase warrants
	June 30, 2025		March 31, 2025
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	0.06	4,807,693	0.06	10,984,163
Exercised	NA	–	0.057	(6,176,470)
Ending balance	0.08	4,807,693	0.06	4,807,693

Schedule of warrants outstanding
		Weighted Average
		Remaining Contractual	Warrants
Exercise price	Expiry date	Life (periods)	Outstanding

$0.080	1-Dec-28	3.42	4,807,693
		3.42	4,807,693